Share-based compensation reserve - Additional Information (Details) $ / shares in Units, € in Millions							1 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Aug. 22, 2017 shares director	Jun. 19, 2017 EUR (€) shares	Jun. 19, 2017 USD ($) shares $ / shares	Jun. 16, 2016 USD ($) shares	Dec. 07, 2015 USD ($)	Nov. 27, 2015 shares	Jun. 30, 2017 shares	Jul. 31, 2016 $ / shares shares	Sep. 30, 2015 shares	Dec. 31, 2015 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure of reserves within equity [line items]
Number of Non-executive Directors granted awards | director	2
Shares issued									121,500,000
Share price (in dollars per share) | $ / shares								$ 8.98
Increase (reduction) in share based compensation reserve | €											€ (0.1)	€ (0.3)
Share based compensation reserve
Disclosure of reserves within equity [line items]
Increase (reduction) in share based compensation reserve | €		€ 0.3									0.7	(0.3)
Restricted Shares
Disclosure of reserves within equity [line items]
Exercise price (in dollars per share) | $					$ 11.50
Shares issued								23,212
Non-Executive Director
Disclosure of reserves within equity [line items]
Non-Executive Director restricted share awards charge | €										€ 0.1	0.8	0.6
Non-Executive Director | Restricted Shares
Disclosure of reserves within equity [line items]
Exercise price (in dollars per share) | $			$ 14.38	$ 8.98	$ 11.50
Shares issued							46,296	23,212
Share price (in dollars per share) | $ / shares			$ 14.38					$ 8.98
Number of shares vested		55,680	55,680	34,780
Shares paid for tax withholding for share based compensation		9,384	9,384	11,568
Number of shares granted	11,774	41,724	41,724	55,680
Non-Executive Director restricted share awards charge | €											0.8	0.6
Key management personnel
Disclosure of reserves within equity [line items]
Shares issued						13,104
Non-Executive Director restricted share awards charge | €											€ 1.8	€ 0.6